Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Reserve of exchange differences on translation [member]	Capital reserve [member]	Reserve of share-based payments [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Issued amount at Dec. 31, 2020	$ 74,696	$ (8,794)	$ 132,591	$ 14,513	$ (71,487)	$ 141,519	$ 16,524	$ 158,043
Statement Line Items [Line Items]
Dividends declared	0	0	0	0	(6,068)	(6,068)	(2,001)	(8,069)
Shares issued - options exercised	165	0	0	0	0	165	0	165
Shares issued - Equity raise (net of transaction cost)	7,806	0	0	0	0	7,806	0	7,806
Profit for the year	0	0	0	0	18,405	18,405	4,737	23,142
Other comprehensive income for the year	0	(531)	0	0	0	(531)	0	(531)
Issued amount at Dec. 31, 2021	82,667	(9,325)	132,591	14,513	(59,150)	161,296	19,260	180,556
Statement Line Items [Line Items]
- Equity raise (net of transaction cost)								7,806
Dividends declared	0	0	0	0	(8,975)	(8,975)	(1,814)	(10,789)
Shares issued - Equity raise (net of transaction cost)	804	0	0	0	0	804	0	804
Profit for the year	0	0	0	0	17,903	17,903	4,963	22,866
Other comprehensive income for the year	0	(462)	0	0	0	(462)	0	(462)
- Equity-settled share-based expense	0	0	0	484	0	484	0	484
Issued amount at Dec. 31, 2022	83,471	(9,787)	132,591	14,997	(50,222)	171,050	22,409	193,459
Statement Line Items [Line Items]
- Equity raise (net of transaction cost)								0
Dividends declared	0	0	0	0	(8,752)	(8,752)	(1,512)	(10,264)
Shares issued - Equity raise (net of transaction cost)	351	0	0	0	0	351	0	351
Profit for the year	0	0	0	0	(4,198)	(4,198)	3,580	(618)
Other comprehensive income for the year	0	(622)	0	0	0	(622)	0	(622)
- Equity-settled share-based expense	0	0	0	640	0	640	0	640
Issued amount at Dec. 31, 2023	165,068	(10,409)	132,591	15,637	(63,172)	239,715	24,477	264,192
Statement Line Items [Line Items]
- Equity raise (net of transaction cost)	15,569	0	0	0	0	15,569	0	15,569
- Bilboes acquisition	$ 65,677	$ 0	$ 0	$ 0	$ 0	$ 65,677	$ 0	$ 65,677